UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2015

Date of reporting period:	1/31/2015

Item 1 – Reports to Stockholders –

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL

MONEYMART ASSETS, INC.

SEMIANNUAL REPORT • JANUARY 31, 2015

Objective

Maximum current income consistent with stability of capital and the maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. ©2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 16, 2015

Dear Shareholder:

We hope you find the semiannual report for Prudential MoneyMart Assets, Inc. informative and useful. The report covers performance for the six-month period that ended January 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential MoneyMart Assets, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential MoneyMart Assets, Inc.	1

Your Fund’s Performance (Unaudited)

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. For the most recent month-end performance update, call (800) 225-1852 or visit our website at www.prudentialfunds.com.

Fund Facts as of 1/31/15
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	0.01%	$1.00	36 Days	$469.0
Class B	0.01	1.00	36 Days	22.9
Class C	0.01	1.00	36 Days	18.2
Class Z	0.01	1.00	36 Days	149.4
iMoneyNet, Inc. Prime Retail Avg.*	0.01	N/A	48 Days	N/A

The Fund’s manager has voluntarily waived all or a portion of the management fee it is entitled to receive from the Fund in order to maintain a zero or positive net yield for the Fund. This voluntary waiver may be terminated at any time without prior notice. Without the waiver, the Fund’s 7-day yield would have been negative.

*iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is based on the data of all funds in the iMoneyNet, Inc. Prime Retail Average category as of January 27, 2015.

2	Visit our website at www.prudentialfunds.com

Money Market Fund Yield Comparison

Weighted Average Maturity* (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for Prudential MoneyMart Assets, Inc. (Class A shares—yields only) and the iMoneyNet, Inc. Prime Retail Average every Tuesday from January 28, 2014 to January 27, 2015, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of January 31, 2015.

*Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Prudential MoneyMart Assets, Inc.	3

Your Fund’s Performance (continued)

The yield figures take into account applicable sales charges and fees, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.125%	None	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2014, at the beginning of the period, and held through the six-month period ended January 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential MoneyMart Assets, Inc.	5

Fees and Expenses (continued)

Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential MoneyMart Assets, Inc.		Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,000.10	0.15%	$0.76
	Hypothetical	$1,000.00	$1,024.45	0.15%	$0.77

Class B	Actual	$1,000.00	$1,000.10	0.15%	$0.76
	Hypothetical	$1,000.00	$1,024.45	0.15%	$0.77

Class C	Actual	$1,000.00	$1,000.10	0.15%	$0.76
	Hypothetical	$1,000.00	$1,024.45	0.15%	$0.77

Class Z	Actual	$1,000.00	$1,000.10	0.15%	$0.76
	Hypothetical	$1,000.00	$1,024.45	0.15%	$0.77

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2015, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended January 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.62%	0.15%
B	0.50	0.15
C	0.50	0.15
Z	0.50	0.15

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential MoneyMart Assets, Inc.	7

Portfolio of Investments

as of January 31, 2015 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CERTIFICATES OF DEPOSIT 23.6%
Bank of America NA	0.180%	02/02/15	3,000	$3,000,000
Bank of America NA	0.250	03/20/15	2,000	2,000,000
Bank of America NA	0.250	05/12/15	2,000	2,000,000
Bank of America NA	0.260	02/02/15	2,500	2,500,000
Bank of America NA	0.260	03/09/15	3,000	3,000,000
Bank of Montreal	0.245(a)	06/03/15	3,000	3,000,000
Bank of Montreal	0.266(a)	07/06/15	2,000	2,000,010
Bank of Nova Scotia	0.265(a)	06/29/15	2,000	2,000,000
Bank of Nova Scotia	0.372(a)	01/11/16	7,000	7,004,765
Bank of Nova Scotia	0.407(a)	07/17/15	1,000	1,000,591
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.210	02/25/15	2,700	2,700,000
BNP Paribas SA	0.486(a)	04/10/15	6,000	6,000,000
Branch Banking & Trust Co.	0.160	02/03/15	5,000	5,000,000
Canadian Imperial Bank of Commerce	0.238(a)	06/17/15	5,000	5,000,000
Citibank NA	0.180	02/03/15	2,500	2,500,000
Citibank NA	0.240	02/04/15	3,000	3,000,000
Citibank NA	0.250	03/03/15	2,000	2,000,000
Citibank NA	0.250	03/11/15	8,000	8,000,421
Citibank NA	0.250	05/05/15	2,700	2,700,000
DNB Bank ASA	0.210	06/05/15	6,000	6,000,000
HSBC Bank USA NA	0.170	03/27/15	10,000	10,000,000
Mizuho Bank	0.200	02/09/15	4,000	4,000,000
Nordea Bank AB	0.342(a)	11/09/15	700	700,349
Nordea Bank AB	0.377(a)	07/17/15	2,000	2,000,668
Norinchukin Bank	0.200	02/11/15	7,000	7,000,000
Rabobank Nederland	0.282(a)	05/20/15	4,600	4,600,714
Rabobank Nederland	0.303(a)	04/14/15	5,000	5,000,000
Rabobank Nederland	0.307(a)	07/17/15	1,000	1,000,000
Skandinaviska Enskilda Banken AB	0.292(a)	07/10/15	3,000	3,000,000
State Street Bank & Trust Co.	0.238(a)	03/12/15	1,000	1,000,000
State Street Bank & Trust Co.	0.281(a)	10/01/15	6,000	6,000,000
Sumitomo Mitsui Banking Corp.	0.220	02/05/15	4,000	4,000,002
Svenska Handelsbanken AB	0.185	04/13/15	7,000	7,000,000
Swedbank AB	0.332(a)	02/06/15	1,300	1,300,009
Toronto Dominion Bank	0.238(a)	06/16/15	3,000	3,000,000
Toronto Dominion Bank	0.258(a)	10/06/15	8,000	8,000,000
U.S. Bank NA	0.228(a)	07/27/15	3,000	3,000,000
U.S. Bank NA	0.255(a)	10/30/15	3,000	3,000,000
Wells Fargo Bank NA	0.217(a)	02/06/15	5,500	5,499,999
Wells Fargo Bank NA	0.218(a)	02/20/15	2,000	2,000,013
Wells Fargo Bank NA	0.246(a)	05/12/15	2,000	2,000,000

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	9

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CERTIFICATES OF DEPOSIT (Continued)
Wells Fargo Bank NA	0.252%(a)	08/20/15	2,000	$2,000,000

				155,507,541

COMMERCIAL PAPER 25.7%
ABN AMRO Funding USA LLC, 144A	0.264(b)	02/10/15	5,000	4,999,675
BASF SE, 144A	0.157(b)	03/27/15	10,000	9,997,675
Caisse Centrale Desjardins du Quebec, 144A	0.257(a)	10/22/15	8,000	8,000,000
CDP Financial, Inc., 144A	0.183(b)	02/27/15	2,000	1,999,783
CDP Financial, Inc., 144A	0.183(b)	03/16/15	2,000	1,999,570
CDP Financial, Inc., 144A	0.183(b)	04/06/15	6,000	5,998,080
CDP Financial, Inc., 144A	0.193(b)	03/13/15	4,000	3,999,156
Commonwealth Bank of Australia, 144A	0.247(a)	04/23/15	6,000	6,000,000
CPPIB Capital, Inc., 144A	0.142(b)	02/18/15	4,000	3,999,736
CPPIB Capital, Inc., 144A	0.162(b)	04/06/15	6,000	5,998,293
DNB Bank ASA, 144A	0.234(b)	04/20/15	1,600	1,599,202
Eli Lilly & Co., 144A	0.203(b)	03/25/15	3,000	2,999,133
Exxon Mobil Corp.	0.122(b)	02/05/15	13,000	12,999,827
GDF Suez, 144A	0.162(b)	02/03/15	3,000	2,999,973
General Electric Capital Corp.	0.203(b)	03/05/15	1,000	999,822
General Electric Capital Corp.	0.203(b)	04/20/15	2,000	1,999,133
HSBC Bank PLC, 144A	0.233(a)	02/12/15	1,000	1,000,000
HSBC Bank PLC, 144A	0.239(a)	05/28/15	2,000	2,000,000
HSBC Bank PLC, 144A	0.262(a)	07/10/15	1,000	1,000,000
Illinois Tool Works, Inc., 144A	0.122(b)	02/19/15	1,000	999,940
JPMorgan Securities LLC	0.203(b)	02/02/15	2,000	1,999,989
JPMorgan Securities LLC, 144A	0.203(b)	02/17/15	3,000	2,999,733
JPMorgan Securities LLC, 144A	0.213(b)	03/11/15	3,000	2,999,335
JPMorgan Securities LLC, 144A	0.348(a)	10/20/15	3,000	3,000,000
JPMorgan Securities LLC, 144A	0.368(a)	08/07/15	3,000	3,000,000
JPMorgan Securities LLC, 144A	0.370(a)	09/02/15	1,000	1,000,000
Philip Morris International, Inc., 144A	0.152(b)	02/02/15	5,000	4,999,979
PNC Bank NA	0.285(b)	07/01/15	1,000	998,833
PNC Bank NA	0.310	03/27/15	4,000	4,000,000
PNC Bank NA	0.310	05/20/15	1,000	1,000,000
PSP Capital, Inc., 144A	0.152(b)	02/13/15	3,000	2,999,850
PSP Capital, Inc., 144A	0.162(b)	02/05/15	5,000	4,999,911
Schlumberger Investment SA, 144A	0.203(b)	03/16/15	12,000	11,997,133
Skandinaviska Enskilda Banken AB, 144A	0.259(b)	04/16/15	8,000	7,995,807
Standard Chartered Bank, 144A	0.274(b)	04/27/15	6,000	5,996,175
State Street Corp.	0.173(b)	03/09/15	3,000	2,999,490
State Street Corp.	0.203(b)	04/06/15	5,000	4,998,222
Swedbank AB	0.193(b)	05/04/15	6,000	5,997,087

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
Total Capital Canada Ltd., 144A	0.122%(b)	02/02/15	4,000	$3,999,987
Toyota Motor Credit Corp.	0.132(b)	02/03/15	5,000	4,999,964
Toyota Motor Credit Corp.	0.238(a)	04/09/15	2,000	2,000,000
Westpac Banking Corp., 144A	0.178(a)	04/29/15	3,000	3,000,000

				169,570,493

OTHER CORPORATE OBLIGATIONS 5.8%
Commonwealth Bank of Australia	1.950	03/16/15	1,000	1,001,867
Inter-American Development Bank, GMTN	0.168(a)	07/29/15	2,000	2,000,000
International Bank for Reconstruction & Development, GMTN	0.168(a)	08/07/15	3,000	3,000,000
International Finance Corp.	0.168(a)	08/27/15	8,000	7,999,676
National Australia Bank Ltd., MTN	2.000	03/09/15	1,000	1,001,758
Province of Ontario	0.950	05/26/15	4,000	4,008,854
Province of Ontario	2.950	02/05/15	3,000	3,000,911
Province of Ontario, MTN	0.405(a)	04/01/15	1,750	1,750,000
Svenska Handelsbanken AB	0.456(a)	11/05/15	5,500	5,500,000
Toyota Motor Credit Corp., MTN	0.234(a)	08/26/15	5,000	5,000,000
Wells Fargo Bank NA	0.537(a)	07/20/15	4,000	4,004,715

				38,267,781

TIME DEPOSITS 2.8%
Australia & New Zealand Banking Group Ltd.(c)	0.260	04/01/15	5,000	5,000,000
Credit Agricole	0.130	02/02/15	8,000	8,000,000
U.S. Bank National Association	0.130	02/02/15	5,220	5,220,000

				18,220,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 36.7%
Federal Farm Credit Bank	0.151(a)	02/03/16	2,000	2,000,105
Federal Farm Credit Bank	0.169(a)	10/01/15	2,800	2,800,657
Federal Farm Credit Bank	0.198(a)	07/27/15	1,000	1,000,356
Federal Home Loan Bank	0.070	04/29/15	4,000	3,999,704
Federal Home Loan Bank	0.071(b)	02/05/15	6,000	5,999,953
Federal Home Loan Bank	0.083(b)	02/06/15	23,060	23,059,721
Federal Home Loan Bank	0.087(b)	02/04/15	15,500	15,499,881
Federal Home Loan Bank	0.093(b)	03/25/15	2,000	1,999,731
Federal Home Loan Bank	0.095(b)	03/11/15	12,000	11,998,948
Federal Home Loan Bank	0.096(b)	02/13/15-02/18/15	9,000	8,999,609
Federal Home Loan Bank	0.097(b)	02/20/15	6,000	5,999,693
Federal Home Loan Bank	0.099(b)	02/25/15	12,000	11,999,200

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	11

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	0.100%	03/05/15-03/10/15	4,000	$3,999,855
Federal Home Loan Bank	0.101(b)	02/27/15	1,750	1,749,810
Federal Home Loan Bank	0.102(b)	03/06/15-04/10/15	34,000	33,994,995
Federal Home Loan Bank	0.106(b)	04/15/15	4,800	4,798,988
Federal Home Loan Bank	0.111(a)	05/12/15	1,000	999,981
Federal Home Loan Bank	0.112(b)	04/27/15	3,000	2,999,221
Federal Home Loan Bank	0.117(a)	02/23/15	3,000	3,000,000
Federal Home Loan Bank	0.118(b)	02/11/15	12,200	12,199,620
Federal Home Loan Bank	0.118(a)	03/26/15	4,000	4,000,000
Federal Home Loan Bank	0.119(b)	03/13/15	8,000	7,999,149
Federal Home Loan Bank	0.119(a)	05/28/15	4,000	3,999,957
Federal Home Loan Bank	0.120(a)	04/02/15	3,000	2,999,988
Federal Home Loan Bank	0.123(a)	06/25/15	3,000	2,999,952
Federal Home Loan Bank	0.126(a)	07/10/15	4,000	4,000,000
Federal Home Loan Bank	0.131(a)	08/10/15	4,000	3,999,951
Federal Home Loan Bank	0.136(a)	09/14/15	3,000	3,000,255
Federal Home Loan Bank	0.138(a)	12/24/15	3,000	2,999,379
Federal Home Loan Bank	0.143(a)	01/21/16	2,000	1,999,903
Federal Home Loan Bank	0.147(a)	01/25/16	5,000	5,000,000
Federal Home Loan Bank	0.180(b)	03/20/15	7,000	6,998,382
Federal Home Loan Mortgage Corp.	0.071(b)	02/06/15-03/13/15	9,000	8,999,572
Federal Home Loan Mortgage Corp.	0.128(a)	02/18/16	6,000	5,999,044
Federal Home Loan Mortgage Corp.	0.148(a)	10/16/15	3,000	3,000,298
Federal Home Loan Mortgage Corp.	0.158(a)	07/17/15	7,000	7,000,983
Federal Home Loan Mortgage Corp.	0.164(a)	07/21/16	2,000	1,999,863
Federal National Mortgage Association	0.122(b)	02/11/15	3,000	2,999,900
Federal National Mortgage Association	0.141(a)	08/05/15	3,000	3,000,161

				242,096,765

U.S. TREASURY OBLIGATIONS 5.0%
U.S. Treasury Notes	0.125	04/30/15	4,000	4,000,294
U.S. Treasury Notes	0.250	02/15/15	6,000	6,000,414
U.S. Treasury Notes	2.500	03/31/15-04/30/15	19,000	19,091,340
U.S. Treasury Notes	4.000	02/15/15	4,000	4,005,989

				33,098,037

TOTAL INVESTMENTS 99.6% (amortized cost $656,760,617)(d)				656,760,617
Other assets in excess of liabilities 0.4%				2,761,746

NET ASSETS 100.0%				$659,522,363

See Notes to Financial Statements.

12

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

GMTN—Global Medium Term Note

MTN—Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2015.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$155,507,541	$—
Commercial Paper	—	169,570,493	—
Other Corporate Obligations	—	38,267,781	—
Time Deposits	—	18,220,000	—
U.S. Government Agency Obligations	—	242,096,765	—
U.S. Treasury Obligations	—	33,098,037	—

Total	$—	$656,760,617	$—

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	13

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2015 was as follows:

U.S. Government Agency Obligations	36.7%
Commercial Paper	25.7
Certificates of Deposit	23.6
Other Corporate Obligations	5.8
U.S. Treasury Obligations	5.0
Time Deposits	2.8

99.6
Other assets in excess of liabilities	0.4

100.0%

See Notes to Financial Statements.

14

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • JANUARY 31, 2015

Prudential MoneyMart Assets, Inc.

Statement of Assets & Liabilities

as of January 31, 2015 (Unaudited)

Assets
Investments, at amortized cost which approximates fair value:	$656,760,617
Cash	6,387
Receivable for Fund shares sold	14,313,788
Interest receivable	370,283
Prepaid expenses	440,891

Total assets	671,891,966

Liabilities
Payable for Fund shares reacquired	7,715,067
Payable for investments purchased	4,000,121
Accrued expenses and other liabilities	601,442
Affiliated transfer agent fee payable	41,991
Dividends payable	6,399
Management fee payable	4,583

Total liabilities	12,369,603

Net Assets	$659,522,363

Net assets were comprised of:
Common stock, at par ($.001 par value; 20 billion shares authorized for issuance)	$659,504
Paid-in capital in excess of par	658,862,520

659,522,024
Distributions in excess of net investment income	(7,410)
Accumulated net realized gain on investment transactions	7,749

Net assets, January 31, 2015	$659,522,363

See Notes to Financial Statements.

16

Class A
Net asset value, offering price and redemption price per share ($469,019,778 ÷ 469,005,288 shares of common stock issued and outstanding)	$1.00

Class B
Net asset value, offering price and redemption price per share ($22,874,289 ÷ 22,871,833 shares of common stock issued and outstanding)	$1.00

Class C
Net asset value, offering price and redemption price per share ($18,231,141 ÷ 18,230,383 shares of common stock issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share ($149,397,155 ÷ 149,396,264 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	17

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $1,984)	$535,538

Expenses
Management fee	1,031,605
Distribution fee—Class A	311,677
Transfer agent’s fees and expenses (including affiliated expense of $118,000)	352,000
Shareholders’ reports	86,000
Custodian’s fees and expenses	62,000
Registration fees	48,000
Legal fees and expenses	14,000
Directors’ fees	13,000
Audit fee	12,000
Insurance expenses	4,000
Miscellaneous	6,473

Total expenses	1,940,755
Less: Management fee waiver and/or expense reimbursement	(1,126,333)
Distribution fee waiver—Class A	(311,677)

Net expenses	502,745

Net investment income	32,793

Realized Gain On Investments
Net realized gain on investment transactions	2,066

Net Increase In Net Assets Resulting From Operations	$34,859

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2015	Year Ended July 31, 2014
Increase (Decrease) In Net Assets
Operations
Net investment income	$32,793	$67,350
Net realized gain on investment transactions	2,066	5,683

Net increase in net assets resulting from operations	34,859	73,033

Dividends to shareholders (Note 1)
Class A	(26,003)	(56,172)
Class B	(1,261)	(3,187)
Class C	(868)	(2,207)
Class X	—	(10)
Class Z	(6,084)	(11,388)

	(34,216)	(72,964)

Fund share transactions (Note 4) (at $1.00 per share)
Net proceeds from shares sold	750,240,502	1,658,167,551
Net asset value of shares issued in reinvestment of dividends	31,978	67,752
Cost of shares reacquired	(712,608,337)	(1,714,441,226)

Net increase (decrease) in net assets from Fund share transactions	37,664,143	(56,205,923)

Total increase (decrease)	37,664,786	(56,205,854)

Net Assets:
Beginning of period	621,857,577	678,063,431

End of period	$659,522,363	$621,857,577

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	19

Notes to Financial Statements

Prudential MoneyMart Assets, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies are in conformity with U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of the financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price

20

or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Prudential MoneyMart Assets, Inc.	21

Notes to Financial Statements

continued

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

22

Loan Participations: The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment transactions are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders: The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles are recorded on the ex-dividend date.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded net of reclaimable amounts, at the time the related income is earned.

Restricted and Illiquid Securities: The Fund may hold up to 5% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential MoneyMart Assets, Inc.	23

Notes to Financial Statements

continued

2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services for the Fund and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .50% of average daily net assets on the first $50 million and .30% of average daily net assets in excess of $50 million. The management fee amount waived exceeded the management fee for the six months ended January 31, 2015.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A shares, pursuant to the plan of distribution (the “Class A Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A Plan, the Fund compensates PIMS for distribution related activities at an annual rate of up to .125% of the average daily net assets of the Class A shares. No distribution or service fees are paid to PIMS as distributor of Class B, Class C and Class Z shares of the Fund.

Effective December 1, 2011, in order to support the income yield, PIMS and PI have voluntarily undertaken to waive distribution and service (12b-1) fees of Class A shares and to waive/subsidize management fees of the Fund, respectively, such that the 1-day income yield (excluding capital gain or loss) does not fall below .01%. The income yield limit was set at .02% on March 1, 2010 and at .05% on September 1, 2009. The waivers/subsidies are voluntary and may be modified or terminated at any time. Pursuant to this undertaking, during the six months ended January 31, 2015, PIMS waived $311,677 of Class A’s distribution and service (12b-1) fees, and PI has

24

waived $1,126,333 of the Fund’s management fees. The Fund is not required to reimburse PIMS and PI for the amounts waived during the six months ended January 31, 2015.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

4. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class B, C and Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 20 billion authorized shares of $.001 par value common stock divided into six classes, which consist of 11 billion Class A, 2.5 billion Class B, 2.5 billion Class C, 1 billion Class M, 1 billion Class X and 2 billion Class Z shares as of January 31, 2015.

Prudential MoneyMart Assets, Inc.	25

Notes to Financial Statements

continued

Transactions in shares and dollars of common stock (at $1 net asset value per share) were as follows:

Class A	Shares	Amount
Six months ended January 31, 2015:
Shares sold	642,421,651	$642,421,651
Shares issued in reinvestment of dividends and distributions	24,063	24,063
Shares reacquired	(652,739,708)	(652,739,745)

Net increase (decrease) in shares outstanding before conversion	(10,293,994)	(10,294,031)
Shares issued upon conversion from Class B	37,928	37,928

Net increase (decrease) in shares outstanding	(10,256,066)	$(10,256,103)

Year ended July 31, 2014:
Shares sold	1,586,769,884	$1,586,769,911
Shares issued in reinvestment of dividends and distributions	51,708	51,708
Shares reacquired	(1,621,428,958)	(1,621,428,958)

Net increase (decrease) in shares outstanding before conversion	(34,607,366)	(34,607,339)
Shares issued upon conversion from Class B and Class X	289,273	289,273
Shares reacquired upon conversion into Class Z	(8,573)	(8,573)

Net increase (decrease) in shares outstanding	(34,326,666)	$(34,326,639)

Class B
Six months ended January 31, 2015:
Shares sold	3,121,665	$3,121,665
Shares issued in reinvestment of dividends and distributions	1,073	1,073
Shares reacquired	(5,616,923)	(5,616,923)

Net increase (decrease) in shares outstanding before conversion	(2,494,185)	(2,494,185)
Shares reacquired upon conversion into Class A	(37,928)	(37,928)

Net increase (decrease) in shares outstanding	(2,532,113)	$(2,532,113)

Year ended July 31, 2014:
Shares sold	7,055,660	$7,055,660
Shares issued in reinvestment of dividends and distributions	2,698	2,698
Shares reacquired	(13,654,803)	(13,654,803)

Net increase (decrease) in shares outstanding before conversion	(6,596,445)	(6,596,445)
Shares reacquired upon conversion into Class A	(83,145)	(83,145)

Net increase (decrease) in shares outstanding	(6,679,590)	$(6,679,590)

26

Class C	Shares	Amount
Six months ended January 31, 2015:
Shares sold	14,852,734	$14,852,734
Shares issued in reinvestment of dividends and distributions	777	777
Shares reacquired	(13,572,690)	(13,572,690)

Net increase (decrease) in shares outstanding	1,280,821	$1,280,821

Year ended July 31, 2014:
Shares sold	19,719,701	$19,719,702
Shares issued in reinvestment of dividends and distributions	1,975	1,975
Shares reacquired	(25,275,713)	(25,275,713)

Net increase (decrease) in shares outstanding	(5,554,037)	$(5,554,036)

Class X
Period ended April 11,2014*:
Shares sold	10,314	$10,286
Shares issued in reinvestment of dividends and distributions	4	4
Shares reacquired	(113,804)	(113,804)

Net increase (decrease) in shares outstanding before conversion	(103,486)	(103,514)
Shares reacquired upon conversion into Class A	(206,128)	(206,128)

Net increase (decrease) in shares outstanding	(309,614)	$(309,642)

Class Z
Six months ended January 31, 2015:
Shares sold	89,844,452	$89,844,452
Shares issued in reinvestment of dividends and distributions	6,065	6,065
Shares reacquired	(40,678,979)	(40,678,979)

Net increase (decrease) in shares outstanding	49,171,538	$49,171,538

Year ended July 31, 2014:
Shares sold	44,611,992	$44,611,992
Shares issued in reinvestment of dividends and distributions	11,367	11,367
Shares reacquired	(53,967,948)	(53,967,948)

Net increase (decrease) in shares outstanding before conversion	(9,344,589)	(9,344,589)
Shares issued upon conversion from Class A	8,573	8,573

Net increase (decrease) in shares outstanding	(9,336,016)	$(9,336,016)

*	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

5. Tax Information

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which

Prudential MoneyMart Assets, Inc.	27

Notes to Financial Statements

continued

the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

28

Financial Highlights

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2015		2014		2013		2012		2011		2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)
Dividends to shareholders	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.01%		.02%		.02%		.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$469,020		$479,275		$513,602		$530,669		$566,158		$606,100
Average net assets (000)	$494,618		$511,433		$514,563		$554,682		$571,572		$668,825
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.15%	(d)	.14%		.19%		.18%		.22%		.31%
Expenses before waivers and/or expense reimbursement	.62%	(d)	.59%		.60%		.61%		.60%		.59%
Net investment income	.01%	(d)	.01%		.01%		.02%		.02%		.04%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Includes .01% of the U.S. Treasury Money Market Fund Guarantee Program fee for the year ended July 31, 2010.

(c) Less than $.0005 per share.

(d) Annualized.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	29

Financial Highlights

continued

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2015		2014		2013		2012		2011		2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	.001
Dividends to shareholders	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	(.001)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.01%		.02%		.02%		.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,874		$25,406		$32,086		$35,190		$43,517		$52,720
Average net assets (000)	$24,517		$29,218		$32,953		$40,272		$45,662		$60,695
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.15%	(d)	.14%		.19%		.18%		.22%		.31%
Expenses before waivers and/or expense reimbursement	.50%	(d)	.47%		.48%		.48%		.48%		.47%
Net investment income	.01%	(d)	.01%		.01%		.02%		.02%		.05%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Includes .01% of the U.S. Treasury Money Market Fund Guarantee Program fee for the year ended July 31, 2010.

(c) Less than $.0005 per share.

(d) Annualized.

See Notes to Financial Statements.

30

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2015		2014		2013		2012		2011		2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	.001
Dividends to shareholders	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	(.001)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.01%		.02%		.02%		.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,231		$16,950		$22,504		$16,238		$20,031		$20,125
Average net assets (000)	$16,515		$20,204		$16,670		$20,032		$17,071		$21,593
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.15%	(d)	.14%		.19%		.18%		.22%		.31%
Expenses before waivers and/or expense reimbursement	.50%	(d)	.47%		.48%		.48%		.48%		.47%
Net investment income	.01%	(d)	.01%		.01%		.02%		.02%		.05%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Includes .01% of the U.S. Treasury Money Market Fund Guarantee Program fee for the year ended July 31, 2010.

(c) Less than $.0005 per share.

(d) Annualized.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	31

Financial Highlights

continued

Class X Shares
	Period Ended April 11,		Year Ended July 31,
	2014(e)		2013		2012		2011		2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(d)	-	(d)	-	(d)	-	(d)	-	(d)
Dividends to shareholders	-	(d)	-	(d)	-	(d)	-	(d)	-	(d)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.02%		.02%		.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7		$310		$658		$1,300		$2,515
Average net assets (000)	$122		$456		$916		$1,741		$3,722
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.14%	(b)	.19%		.18%		.22%		.32%
Expenses before waivers and/or expense reimbursement	1.47%	(b)	1.48%		1.48%		1.48%		1.47%
Net investment income	.01%	(b)	.01%		.02%		.02%		.05%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Annualized.

(c) Includes .01% of the U.S. Treasury Money Market Fund Guarantee Program fee for the year ended July 31, 2010.

(d) Less than $.0005 per share.

(e) As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

See Notes to Financial Statements.

32

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2015		2014		2013		2012		2011		2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	.001
Dividends to shareholders	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	(.001)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.01%		.02%		.02%		.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$149,397		$100,226		$109,562		$118,185		$153,807		$183,736
Average net assets (000)	$113,146		$104,374		$110,803		$119,232		$165,586		$181,652
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.15%	(d)	.14%		.19%		.18%		.22%		.31%
Expenses before waivers and/or expense reimbursement	.50%	(d)	.47%		.48%		.48%		.48%		.47%
Net investment income	.01%	(d)	.01%		.01%		.02%		.02%		.05%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Includes .01% of the U.S. Treasury Money Market Fund Guarantee Program fee for the year ended July 31, 2010.

(c) Less than $.0005 per share.

(d) Annualized.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	33

Results of Proxy Voting

(Unaudited)

At the special meeting of shareholders held on November 26, 2014, shareholders of the Prudential MoneyMart Assets, Inc. (the “Fund”), approved the following proposal:

To elect twelve Directors:

	SHARES VOTED	% OF VOTED	% OF TOTAL

(a) Ellen S. Alberding;
FOR	415,018,521.524	94.991%	67.644%
WITHHELD	21,884,631.107	5.009%	3.567%

(b) Kevin J. Bannon;
FOR	416,165,320.563	95.254%	67.831%
WITHHELD	20,737,832.068	4.746%	3.380%

(c) Linda W. Bynoe;
FOR	415,125,957.270	95.016%	67.662%
WITHHELD	21,777,195.361	4.984%	3.549%

(d) Keith F. Hartstein;
FOR	416,792,937.495	95.398%	67.934%
WITHHELD	20,110,215.136	4.602%	3.277%

(e) Michael S. Hyland;
FOR	416,842,886.565	95.409%	67.942%
WITHHELD	20,060,266.066	4.591%	3.269%

(f) Stephen P. Munn;
FOR	416,626,668.873	95.360%	67.907%
WITHHELD	20,276,483.758	4.640%	3.304%

(g) James E. Quinn;
FOR	416,572,893.558	95.347%	67.898%
WITHHELD	20,330,259.073	4.653%	3.313%

(h) Richard A. Redeker;
FOR	416,569,201.737	95.346%	67.897%
WITHHELD	20,333,950.894	4.654%	3.314%

(i) Stephen G. Stoneburn;
FOR	416,474,333.050	95.387%	67.926%
WITHHELD	20,155,819.581	4.613%	3.285%

(j) Stuart S. Parker;
FOR	416,739,711.644	95.385%	67.925%
WITHHELD	20,163,440.987	4.615%	3.286%

(k) Scott E. Benjamin; and
FOR	416,603,909.532	95.354%	67.903%
WITHHELD	20,299,243.099	4.646%	3.308%

(l) Grace C. Torres.
FOR	414,934,161.591	94.972%	67.631%
WITHHELD	21,968,991.040	5.028%	3.580%

34

The special meeting of shareholders of the Fund held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, and January 9, 2015 to permit further solicitation of proxies on the proposal noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on January 9, 2015, insufficient votes were obtained to approve the following proposal:

Proposal: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL

FOR	201,820,298.446	45.698%	32.895%
AGAINST	28,946,830.909	6.555%	4.718%
ABSTAIN	14,780,633.370	3.346%	2.409%
BROKER NON-VOTE	196,095,919.090	44.401%	31.962%

TOTAL	441,643,681.815	100%	71.984%

Prudential MoneyMart Assets, Inc.	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential MoneyMart Assets, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL MONEYMART ASSETS, INC.

SHARE CLASS	A	B	C	Z
NASDAQ	PBMXX	MJBXX	MJCXX	PMZXX
CUSIP	74440W409	74440W201	74440W300	74440W805

MF108E2    0274568-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential MoneyMart Assets, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 20, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date:	March 20, 2015